Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 20, 2024	Jan. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Reclassification of euity upon conversion			$ 80,627
Common stock, authorized			150,000,000	150,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, issued			14,856,309	1,407,753
Common stock, outstanding			14,856,309	1,407,753
Common stock, voting rights			Holders of voting common stock are entitled to one vote per share.
Common stock, dividends, per share, declared			$ 0
SAFE [Member]
Class of Stock [Line Items]
Common stock, par value	$ 12.4		$ 12.4
Common stock, issued	2,752,216		2,752,216
Subscription Agreement [Member]
Class of Stock [Line Items]
Sale of stock issue price per share	$ 12.4	$ 12.4
Proceeds from the issuance of common stock	$ 96,600	$ 96,600
AVROBIO [Member] | SAFE [Member]
Class of Stock [Line Items]
Common stock, issued			1,470,839
Avorbio Common Stock [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues converted pursuant to reverse recapitalization			4,163,606
Avorbio Common Stock [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Stock issued during the period shares new issues converted pursuant to reverse recapitalization			4,163,606
Preferred Stock [Member]
Class of Stock [Line Items]
Common stock issuable upon conversion			3,647,675
Reclassification of euity upon conversion			$ 80,600
Convertible Preferred stock, outstanding			0
Convertible preferred stock authorized for issuance			0
Convertible Preferred stock, issued			0
Common Stock [Member]
Class of Stock [Line Items]
Common stock, authorized				11,947,558
Common stock, par value				$ 0.0001
Common stock, issued				2,634,246
Common stock, outstanding				2,634,246
Common stock, voting rights				Holders of common stock were entitled to one vote for each share of common stock
Undesignated Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred stock, outstanding			0
Convertible Preferred stock, issued			0
Restricted Common Stock [Member]
Class of Stock [Line Items]
Common stock, issued				2,634,246
Common stock, outstanding				2,634,246
Unrestricted Common Stock [Member]
Class of Stock [Line Items]
Convertible Preferred stock, authorized			10,000,000
Common stock, outstanding				2,598,752